Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of assets and liabilities with related private corporations and financial institutions
The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31, 2021	December 31, 2020
Assets
Demand deposits	2,680	3,269
Loans, net	29,857	22,499
Total asset	32,537	25,768

Liabilities
Time deposits	150,000	240,000
Total liabilities	150,000	240,000

Contingencies
Stand-by letters of credit	9,130	28,300
Loss allowance	(37)	(60)

Schedule of income and expenses with related parties
The detail of income and expenses with related parties is as follows:

	December 31,
	2021	2020	2019
Interest income
Loans	211	1,390	2,837
Interest expense
Deposits	(1,866)	(2,961)	(3,927)
Borrowings and debt (1)	—	—	(645)
Total interest expense	(1,866)	(2,961)	(4,572)

Net interest income (expenses)	(1,655)	(1,571)	(1,735)

Other income (expense)
Fees and commissions, net	216	420	132
(Loss) on financial instruments, net	—	—	(41)
Total other income, net	216	420	91

Operating expenses
Depreciation of equipment and leasehold improvements	—	—	(899)
Other expenses	—	—	(409)
Total operating expenses	—	—	(1,308)
Net income from related parties	(1,439)	(1,151)	(2,952)
(1)    This caption includes the financial cost relating to lease and depreciation expense for the right-of-use assets that originates from the lease contract with related parties where the Bank acts as a lessee through December 31, 2019.

Schedule of reporting periods, total compensation paid to directors and the executives of bladex
The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2021	2020	2019
Expenses:
Compensation costs to directors	1,877	2,033	2,289
Compensation costs to executives	4,083	5,448	3,244